                                                            [METLIFE LETTERHEAD]

FIRST METLIFE INVESTORS INSURANCE COMPANY
200 PARK AVENUE
NEW YORK, NEW YORK 10166

December 19, 2008

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:  First MetLife Investors Insurance Company and
     First MetLife Investors Variable Annuity Account One
     File Nos. 333-125613/811-08306
     (Vintage L and Vintage XC)
     Rule 497(j) Certification

Members of the Commission:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement (Vintage L and Vintage XC Contracts), dated December 15, 2008 to the April 28, 2008 Prospectuses (as supplemented), being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement contained in Post-Effective Amendment No. 5 for the Account filed electronically with the Commission on December 5, 2008.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,


/s/ John M. Richards
-------------------------------------
John M. Richards
Senior Counsel
Metropolitan Life Insurance Company